Commitments - Investment commitments (Details)	Dec. 31, 2016 CNY (¥)
Investment commitments
Capital commitment	¥ 59,895,000
Guojinwenying
Investment commitments
Capital commitment	9,000,000
Shanghai HuijuAsset Management Co., Ltd.
Investment commitments
Capital commitment	3,750,000
Shanghai Jingzhou Asset Management Co., Ltd.
Investment commitments
Capital commitment	1,800,000
Xiamen Zipai Asset Management Co., Ltd.
Investment commitments
Capital commitment	9,180,000
Shanghai Jufu Assets Management Co., Ltd.
Investment commitments
Capital commitment	3,675,000
Shanghai Zhoushi Asset Management Co., Ltd.
Investment commitments
Capital commitment	1,960,000
Shanghai Juzhi Asset Management Co., Ltd.
Investment commitments
Capital commitment	2,500,000
Beijing Donglinjusheng Investment Management Co., Ltd.
Investment commitments
Capital commitment	2,100,000
Shanghai Qihu Financial Information Co., Ltd.
Investment commitments
Capital commitment	10,500,000
Hehui
Investment commitments
Capital commitment	1,470,000
Shanghai Xinhao Investment Management Co., Ltd
Investment commitments
Capital commitment	4,900,000
Shanghai Qianchang Investment Management Co., Ltd
Investment commitments
Capital commitment	4,700,000
Shanghai Zhouzhi Investment Management Co., Ltd.
Investment commitments
Capital commitment	4,000,000
Others
Investment commitments
Capital commitment	¥ 360,000